Consolidated Balance Sheets - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 26,737	$ 29,876
Restricted cash	794	781
Accounts receivables, net of allowances for doubtful accounts of $2.7 million and $4.3 million as of March 31, 2023 and 2024, respectively	24,675	24,194
Inventory, net	4,142	4,936
Prepaid expenses and other current assets	9,693	9,950
Total current assets	66,041	69,737
Property, plant and equipment, net	39,381	36,779
Goodwill	38,226	39,258
Intangible assets, net	20,792	21,895
Deferred tax assets	1,093	2,090
Other assets	10,061	6,804
Total assets	175,594	176,563
Current liabilities:
Short-term debt	20,158	15,253
Accounts payables	7,149	6,120
Accrued expenses and other liabilities	20,110	21,486
Contingent consideration		3,569
Deferred revenue	6,394	5,295
Income taxes payable	355	298
Total current liabilities	54,166	52,021
Deferred tax liabilities	14,204	12,357
Long-term accrued expenses and other liabilities	3,336	3,368
Total liabilities	71,706	67,746
MiX Telematics Limited stockholders’ equity
Preference shares: 100 million shares authorized but not issued
Ordinary shares: 608.8 million and 607.8 million no-par value shares issued as of March 31, 2023 and 2024, respectively	63,455	64,001
Less treasury stock at cost: 53.8 million shares as of March, 31, 2023 and March 31, 2024	(17,315)	(17,315)
Retained earnings	76,280	79,024
Accumulated other comprehensive loss	(16,148)	(13,399)
Additional paid-in capital	(2,389)	(3,499)
Total MiX Telematics Limited stockholders’ equity	103,883	108,812
Non-controlling interest	5	5
Total stockholders’ equity	103,888	108,817
Total liabilities and stockholders’ equity	$ 175,594	$ 176,563